Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Abstract]
Nondeductible executive compensation	$ 12,655,000	$ 55,000	$ 30,000
Liability for unrecognized tax benefits			16,800,000	16,000,000
Reduced tax expense relating to liability		16,800,000
Net operating losses to carryforward related to prior acquisitions	373,700,000
Valuation allowance	$ 76,600,000